UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended March 31, 2012
This is not an Amendment

Institutional Investment Manager Filing this Report:

Name: Quantum Capital Management, LLC.

Address: 105 East Mill Road
         Northfield, NJ 08225

13F File Number: 28-14402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit, that all informations contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hughes
Title:  President
Phone:  609-677-4949

Signature, Place, Date of Signing

 John Hughes                  Northfield, NJ            May 7, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]                [Date]

Report Type:

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                  -----------------------

Form 13F Information Table Entry Total:            48
                                                  -----------------------

Form 13F Information Table Value Total:            $177,096 (x thousand)
                                                  -----------------------


List of Other Included Managers:


D

                           Form 13F Information Table





FORM 13F INFORMATION TABLE



    COLUMN 1                  COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8
                              TITLE OF                  VALUE     SHARES/ SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
 NAME OF ISSUER                CLASS           CUSIP   (X$1000)   PRN AMT PRN CALL  DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co       CL A             002896207   4738     95501   SH         Sole             95501
AECOM Technology Corp Delawa COM              00766T100   4215    188438   SH         Sole            188438
Autodesk Inc                 COM              052769106    529     12501   SH         Sole             12501
Berkshire Hathaway Inc Del   CL B NEW         084670702   1854     22847   SH         Sole             22847
C H Robinson Worldwide Inc   COM NEW          12541W209   3775     57642   SH         Sole             57642
Cass Information Sys Inc     COM              14808P109   5290    132428   SH         Sole            132428
Companhia de Bebidas das Ame SPON ADR PFD     20441W203   4892    118393   SH         Sole            118393
Copart Inc                   COM              217204106  13756    527654   SH         Sole            527654
Credit Accept Corp Mich      SPONSORED ADR    225310101   2010     19902   SH         Sole             19902
Donaldson Inc                COM              257651109   6394    178962   SH         Sole            178962
Expeditors Intl Wash Inc     COM              302130109   8222    176774   SH         Sole            176774
Intrepid Potash Inc          COM              46121Y102   2796    114919   SH         Sole            114919
iShares Silver TRUST         ISHARES          46428Q109      1        27   SH         Sole                27
iShares TR                   FTSE China 25 IDX464287184      0         1   SH         Sole                 1
iShares TR                   IBOXX INV CPBD   464287242  15793    136578   SH         Sole            136578
iShares TR                   BARCLAYS MBS BD  464288588    875      8105   SH         Sole              8105
ITAU Unibanco Hldg SA        SPON ADR REP PFD 465562106    384     20001   SH         Sole             20001
Johnson & Johnson            COM              478160104   1875     28422   SH         Sole             28422
Johnson Ctrls Inc            COM              478366107   1257     38701   SH         Sole             38701
Johnson Outdoors Inc         CL A             479167108    243     12731   SH         Sole             12731
Kar Auction Svcs Inc         COM              48238T109    177     10903   SH         Sole             10903
Landstar Sys Inc             COM              515098101    693     12001   SH         Sole             12001
LKQ Corp                     COM              501889208   9259    297045   SH         Sole            297045
Market Vectors ETF TR        BRAZL SMCP ETF   57060U613      0         1   SH         Sole                 1
Market Vectors ETF TR        GOLD MINER ETF   57060U100   1997     40317   SH         Sole             40317
Market Vectors ETF TR        JR GOLD MINERS E 57060U589   1105     45001   SH         Sole             45001
Microsoft Corp               COM              594918104  16290    505031   SH         Sole            505031
Mosaic Co New                COM              61945C103    221      4001   SH         Sole              4001
National Research Corp       COM              637372103    258      6019   SH         Sole              6019
Nicholas Financial Inc       COM NEW          65373J209   2290    173583   SH         Sole            173583
Nordson Corp                 COM              655663102    654     12002   SH         Sole             12002
Norfolk Southern Corp        COM              655844108   1514     23000   SH         Sole             23000
Oracle Corp                  COM              68389X105   5683    194875   SH         Sole            194875
Potash Corp Sask Inc         COM              73755L107   1142     25001   SH         Sole             25001
Preformed Line Prods Co      COM              740444104    259      3951   SH         Sole              3951
Progressive Corp Ohio        COM              743315103  18090    780423   SH         Sole            780423
Proshares TR                 ULT SHR S&P500   74347X856      1       120   SH         Sole               120
Proshares TR                 ULTSHT CHINA 25  74347X567   3975    152346   SH         Sole            152346
Proshares TR                 PSHS ULSHRUS2000 74348A202      9       299   SH         Sole               299
Proshares TR II              ULTRASHORT EURO  74347W882   1806     95225   SH         Sole             95225
SEI Investments Co           COM              784117103  16844    814133   SH         Sole            814133
Sprott Physical Gold Trust   Unit             85207H104   3400    235264   SH         Sole            235264
Sun Hydraulics Corp          COM              866942105    452     17266   SH         Sole             17266
Tupperware Brands Corp       COM              899896104   8703    137054   SH         Sole            137054
Vanguard Index Fds           TOTAL STK MKT    922908769    109      1513   SH         Sole              1513
Vanguard Star Fd             INTL STK IDXFD   921909768    109      2387   SH         Sole              2387
Vistaprint N V               SHS              N93540107   2164     56001   SH         Sole             56001
Yamana Gold Inc              COM              98462Y100    993     63601   SH         Sole             63601


Total $177,096
